Risk and Capital Management - Summary of Funding from Clients (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 850,372.0	R$ 809,010.0
Subordinated debt	75,036.0	R$ 74,916.0
Total	R$ 405.2
Percentage of funding from clients	100.00%	100.00%
ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 850,372.0	R$ 809,010.0
Demand deposits	158,116.0	134,805.0
Savings deposits	190,601.0	179,470.0
Time deposits	497,051.0	491,234.0
Other	4,604.0	3,501.0
Funds from acceptances and issuance of securities	143,138.0	136,638.0
Funds from own issue	21.0	1,985.0
Subordinated debt	75,036.0	74,916.0
Total	1,068,567.0	1,022,549.0
0-30 days [Member] | ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	402,930.0	370,604.0
Demand deposits	158,116.0	134,805.0
Savings deposits	190,601.0	179,470.0
Time deposits	52,563.0	55,778.0
Other	1,650.0	551.0
Funds from acceptances and issuance of securities	2,310.0	1,978.0
Funds from own issue	0.0	218.0
Subordinated debt	0.0	6,657.0
Total	405,240.0	379,457.0
Demand deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 158,116.0	R$ 134,805.0
Percentage of funding from clients	14.80%	13.20%
Savings deposits [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	17.90%	17.50%
Time deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 497,051.0	R$ 491,234.0
Percentage of funding from clients	46.50%	48.00%
Other [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 828.0	R$ 71.0
Percentage of funding from clients	0.40%	0.40%
Security Deposits [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	13.40%	13.40%
Issued debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	0.00%	0.20%
Subordinated debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	7.00%	7.30%